Related Party Transactions (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable from related parties	$ 53,458	$ 151,612
Beijing Xuete [Member]
Accounts receivable from related parties	34,754	34,310
Shenzhen Boruiju [Member]
Accounts receivable from related parties		35,889
Dongguan Artist Network [Member]
Accounts receivable from related parties		21,807
Hangzhou Guanding [Member]
Accounts receivable from related parties		21,807
Hangzhou Jituji [Member]
Accounts receivable from related parties		37,799
Guizhou United World [Member]
Accounts receivable from related parties	$ 18,704